Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		29 Months Ended	35 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2013	Oct. 31, 2012	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Oct. 31, 2013
Consolidated Statements of Operations [Abstract]
Revenue	$ 756	$ 698	$ 1,551	$ 1,533	$ 2,268	$ 2,588	$ 4,856	$ 6,407
Operating Expenses
Professional fees	6,488	28,968	18,738	40,660	55,915	45,000	104,630	123,368
General and administrative	20,001	25,751	46,934	49,459	108,972	35,803	153,355	200,289
Impairment loss on photovoltaic system					36,708		36,708	36,708
Total Operating Expenses	26,489	54,719	65,672	90,119	201,595	80,803	294,693	360,365
Loss from Operations	(25,733)	(54,021)	(64,121)	(88,586)	(199,327)	(78,215)	(289,837)	(353,958)
Other Income
Grant income				3,739	7,478		7,478	7,478
LOSS FROM OPERATIONS BEFORE INCOME TAXES	(25,733)	(54,021)	(64,121)	(84,847)	(191,849)	(78,215)	(282,359)	(346,480)
Provision for Income Taxes
NET LOSS	$ (25,733)	$ (54,021)	$ (64,121)	$ (84,847)	$ (191,849)	$ (78,215)	$ (282,359)	$ (346,480)
Net Loss Per Share - Basic and Diluted	$ 0	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)
Weighted average number of shares outstanding during the year - Basic and Diluted	8,951,351	8,951,351	8,951,351	8,951,351	8,951,351	8,446,194